CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net income (loss)	$ (2,811)	$ (451,252)	$ (3,448,090)	$ (836,205)
Adjustments to reconcile net loss to net cash used by operating activities:
Amortization of discount on note payable	7,000	25,386	93,733	15,934
Provision for doubtful accounts	9,201	18,308	32,457	15,131
Change in fair value on embedded derivative		(26,069)	(90,200)	64,731
Gain on forgiveness of debt			(107,862)
Changes in working capital requirements:
Accounts receivable	(8,116)	(92,933)	(271,484)	(118,490)
Prepaid and other current assets	(22,405)	16,150	59,741	5,559
Deferred tax asset		(182,841)	1,852,826	(694,363)
Deferred revenue	569,003	(129,418)	(154,037)	146,515
Net cash from operating activities	579,286	(353,316)	(632,595)	(825,776)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(8,740)	(1,690)	(4,335)
Net cash from financing activities	(8,740)	(1,690)	(4,335)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable		200,000	200,000	600,000
Proceeds from loan payable, related party		120,000	190,000	110,000
Net cash from financing activities		320,000	525,000	710,000
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	118,734	230,664	230,664	346,440
CASH AND CASH EQUIVALENTS, END OF PERIOD	689,280	195,658	118,734	230,664
Supplemental disclosure of cash flow information
Cash paid for income taxes				16,000
IDoc Virtual Telehealth Solutions, Inc.
Net income (loss)	193,486	(249,367)	(3,860,118)	(18,124)
Adjustments to reconcile net loss to net cash used by operating activities:
Amortization of discount on note payable		41,795	51,816	19,712
Amortization of right of use asset	53,104	53,104	212,415	93,541
Impairment expense			104,078	3,000
Depreciation and amortization	3,748	3,824	16,396	3,776
Provision for doubtful accounts	89,708	279,421	534,460	784,519
Change in fair value on embedded derivative		(26,069)	(90,200)	64,731
Gain on forgiveness of debt			(107,862)
Loss on factoring payable	18,200		339,611
Changes in working capital requirements:
Accounts receivable	(788,023)	(708,299)	2,307,073	(3,114,354)
Due from related party	(39,670)	(115,193)	(329,165)	(177,576)
Prepaid and other current assets	(17,460)	(6,651)	(23,205)	(72,854)
Deferred tax asset	35,491		(598,585)
Accounts payable	217,914	155,574	280,293	29,180
Accrued liabilities	418,622	(41,638)	329,310	258,279
Deferred revenue			20,000
Income taxes payable			(22,281)	(394,719)
Deferred tax liability		(72,270)	(403,248)	403,248
Net cash from operating activities	185,120	(685,769)	(1,239,212)	(2,117,641)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of business, net cash received				39,313
Proceeds on note receivable, related party		90,500	90,500	120,000
Issuance of note receivable, related party				(336,000)
Deposits			(20,720)
Purchase of fixed assets			(88,734)	(42,483)
Net cash from financing activities		90,500	(18,954)	(219,170)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit				70,000
Proceeds from factoring payable	31,500		608,916
Proceeds from notes payable	16,200	585,000	894,000	2,400,600
Proceeds from loan payable, related party			200,000
Payments on notes payable		(53,816)	(128,842)	(227,122)
Repayment on factoring payable	(221,673)		(324,547)
Repayment on leased equipment		(47,945)	(76,009)	(82,568)
Sale of common stock				210,000
Net cash from financing activities	(173,973)	483,239	1,173,518	2,370,910
NET CHANGE IN CASH AND CASH EQUIVALENTS	11,147	(112,030)	(84,648)	34,099
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	63,037	147,685	147,685	113,586
CASH AND CASH EQUIVALENTS, END OF PERIOD	74,184	35,655	63,037	147,685
Supplemental disclosure of cash flow information
Cash paid for interest expense	$ 1,351	$ 15,696	86,529	56,365
Non-cash investing and financing activities:
Right of use asset and liability			$ 555,562	1,824,981
Stock issued for acquisition				$ 300,000